Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	May 31, 2021
High cape | Operational and management consulting services
Related Party Transaction [Line Items]
Expenses for services	$ 200,000
KeraLink International
Related Party Transaction [Line Items]
Amount of settlement received		$ 400,000
Shares sale proceeds over which Keralink to pay Aziyo		550,000	$ 550,000
Amount to receive from KeraLink upon sale of shares over $550,000		$ 550,000
Amount remitted from sale of shares			$ 550,000
Period for Keralink to pay Aziyo		3 days